                    UNITED INVESTORS LIFE INSURANCE COMPANY
                 Advantage II Deferred Variable Annuity Policy

        Supplement dated August 31, 1998 to Prospectus dated May 1, 1998

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION IN THE ADVANTAGE II PROSPECTUS:

The name of TMK/United Funds, Inc. has been changed to "Target/United Funds, Inc." Accordingly, the above Prospectus is amended to (1) delete "TMK/United Funds, Inc." and (2) substitute "Target/United Funds, Inc."

Target/United Funds, Inc. has added a "Rule 12b-1" service fee. Accordingly, the section of the above Prospectus entitled "TMK/United Funds' Annual Expenses" is amended to (1) delete the table of expenses and expense examples, and (2) substitute the following table of expenses, footnotes to the table of expenses, and expense examples in their place:

                             TARGET/UNITED FUNDS' ANNUAL EXPENSES (1)
                 (expressed as a percentage of net assets of the Portfolio) (2)

                               Management          12B-1             Other         Total Portfolio
Portfolio                         Fees            Fees (3)          Expenses           Expenses
-----------------------        ----------         -------           --------       ---------------
Money Market                     0.50%             0.25%             0.08%              0.83%
Bond                             0.53%             0.25%             0.05%              0.83%
High Income                      0.65%             0.25%             0.05%              0.95%
Growth                           0.70%             0.25%             0.02%              0.97%
Income                           0.70%             0.25%             0.02%              0.97%
International                    0.80%             0.25%             0.18%              1.23%
Small Cap                        0.85%             0.25%             0.05%              1.15%
Balanced                         0.60%             0.25%             0.07%              0.92%
Limited-Term Bond                0.55%             0.25%             0.18%              0.98%
Asset Strategy                   0.80%             0.25%             0.13%              1.18%
Science and Technology           0.69%             0.25%             0.25%              1.19%

(1) The Target/United Funds' Annual Expenses shown above are assessed at the underlying Portfolio level and are not direct charges against Variable Account assets or reductions from Policy Value. These expenses are taken into consideration in computing each underlying Portfolio's net asset value which is the share price used to calculate the unit values of the Investment Divisions of the Variable Account. These expenses are more fully explained in the prospectus for the Fund. The information relating to these expenses was provided by Waddell & Reed, Inc. and was not independently verified by United Investors.

(2) The percentages are based on expenses incurred for the year ended December 31, 1997 except for the Science and Technology Portfolio, which is a new portfolio, where the figures are estimates for the year ending December 31, 1998.

(3) Effective August 31, 1998, Target/United Funds, Inc. has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, each Portfolio may pay monthly a service fee to Waddell & Reed, Inc., the principal underwriter of the Fund and the Policy, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is paid to reimburse Waddell & Reed, Inc. to finance the provision of personal services to Policyowners and maintenance of Policyowner accounts.

     Example

          If you surrender or annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

PORTFOLIO                             1 Year            3 Years            5 Years           10 Years
--------------------------------  ---------------  -----------------  -----------------  -----------------
Money Market                            $87               $122               $159               $279
Bond                                    $87               $122               $159               $279
High Income                             $88               $122               $165               $291
Growth                                  $89               $126               $166               $293
Income                                  $89               $126               $165               $293
International                           $91               $134               $179               $319
Small Cap                               $91               $132               $175               $311
Balanced                                $88               $125               $163               $288
Limited-Term Bond                       $89               $127               $166               $294
Asset Strategy                          $91               $133               $176               $314
Science and Technology                  $91               $133                N/A                N/A


     If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

PORTFOLIO                              1 Year            3 Years            5 Years           10 Years
--------------------------------  ----------------  -----------------  -----------------  -----------------
Money Market                            $17                $72               $129               $279
Bond                                    $17                $72               $129               $279
High Income                             $19                $76               $135               $291
Growth                                  $19                $76               $136               $293
Income                                  $19                $76               $136               $293
International                           $21                $84               $149               $319
Small Cap                               $21                $82               $145               $311
Balanced                                $18                $75               $133               $288
Limited-Term Bond                       $19                $77               $136               $294
Asset Strategy                          $21                $83               $146               $314
Science and Technology                  $21                $83                N/A                N/A

The Prospectus dated May 1, 1998 for TMK/United Funds, Inc. has been amended. Please refer to the Prospectus Supplement dated August 31, 1998 for TMK/United Funds, Inc.


This Supplement is dated August 31, 1998.


      Please keep this Supplement with your Prospectus dated May 1, 1998 for the Advantage II Deferred Variable Annuity Policy